EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement, dated February 1, 2021, filed with the Securities and Exchange Commission on February 1, 2021 under Rule 497(e) (SEC Accession No. (0001104659-21-009747), to the Prospectuses of Baillie Gifford International Growth Fund and Baillie Gifford International Concentrated Growth Equities Fund, each a series of Baillie Gifford Funds, each dated April 29, 2020.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.
Risk/return summary of the Funds’ prospectuses as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)